Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2020
38. Assets pledged, collateral received and assets transferred
Assets pledged and assets transferred as security against liabilities

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	2020	2019
	£m	£m
Cash collateral and settlements	72,042	64,400
Loans and advances at amortised cost	37,257	39,354
Trading portfolio assets	77,198	65,532
Financial assets at fair value through the income statement	5,584	10,104
Financial assets at fair value through other comprehensive income	22,185	9,278
Assets pledged	214,266	188,668

The following table summarises the transferred financial assets and the associated liabilities:

	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2020
Derivatives	77,574	(77,574)
Repurchase agreements	65,673	(44,076)
Securities lending arrangements	61,183	-
Other	9,836	(7,408)
	214,266	(129,058)

At 31 December 2019
Derivatives	68,609	(68,609)
Repurchase agreements	52,840	(35,708)
Securities lending arrangements	49,106	-
Other	18,113	(12,005)
	188,668	(116,322)

Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
2020
Recourse to transferred assets only	1,033	(1,019)	1,121	(1,033)	88
2019
Recourse to transferred assets only	3,516	(2,918)	3,678	(2,922)	756

Collateral held as security for assets

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged or transferred to others was as follows:

	2020	2019
	£m	£m
Fair value of securities accepted as collateral	793,573	656,598
Of which fair value of securities re-pledged/transferred to others	685,300	554,988